Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Cash flows from operating activities:
Net income	$ 5,262,779	$ 672,481	$ 6,027,651
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	2,380	304	1,387
Amortization of right-of-use assets-operating lease	302,870	38,701	304,824
Provision for credit losses	106,946	13,666	266,728
Deferred tax (benefit) expense	65,745	8,401	(17,326)
Change in operating assets and liabilities
Accounts receivable	(812,366)	(103,805)	2,256,528
Other receivables	(13,946)	(1,782)	(230,529)
Prepaid expenses	5,963	762	(53,667)
Deposits, noncurrent	150	19	19,345
Accrued expenses and other payables	222,322	28,411	134,579
Income tax payable	56,621	7,235	827,740
Amounts from related parties			26,012
Deferred revenue	26,065	3,331	21,430
Operating lease obligation	(302,870)	(38,701)	(304,824)
Net cash provided by operating activities	4,922,659	629,023	9,279,878
Cash flow from investing activities:
Purchase of computer equipment			(11,899)
Net cash used in investing activities			(11,899)
Cash flow from financing activities:
Deferred IPO costs	(5,845,071)	(746,888)	(3,936,449)
Dividend payments	(7,830,000)	(1,000,000)
Net cash used in financing activities	(13,675,071)	(1,746,888)	(3,936,449)
Effect of exchange rate change on cash and cash equivalents	(13,634)	(2,267)	12,562
Change in cash and cash equivalents	(8,766,046)	(1,120,132)	5,344,092
Cash and cash equivalents, beginning of the year	11,472,498	1,465,965	6,128,406
Cash and cash equivalents, end of the year	2,706,452	345,833	11,472,498
Supplemental cash flow information
Cash paid for income tax	1,409,045	180,049	51,432
Cash paid for interest expense
Non-cash transaction in investing activities
Right-of-use assets obtained in exchange of lease liabilities	$ 529,700	$ 67,686